Commitments and Contingencies	6 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 13 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity. As of March 31, 2023 and September 30, 2022, the Company has no material outstanding litigation.

Capital Injection

As of March 31, 2023 and September 30, 2022, the Company has capital injection obligation in five subsidiaries totaled $10,836,974 and $9,840,444. Pursuant to the Chinese company laws, the timing of the contribution to the registered capital is specified in the article of incorporation, the remaining contribution can be made before year 2030, unless any subsequent shareholder meeting adjusts this capital injection plan.